Annual Total Returns - Investor Freedom® 2010 Portfolio [BarChart] - 02.28 VIP Investor Freedom Funds Investor Combo PRO-12 - Investor Freedom® 2010 Portfolio - VIP Investor Freedom 2010 Portfolio-Investor VIP
Apr. 30, 2022
Bar Chart Table:
Annual Return 2012	11.82%
Annual Return 2013	13.41%
Annual Return 2014	4.56%
Annual Return 2015	(0.34%)
Annual Return 2016	5.33%
Annual Return 2017	13.05%
Annual Return 2018	(4.06%)
Annual Return 2019	16.10%
Annual Return 2020	12.40%
Annual Return 2021	5.81%